Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related party transactions
Related party transactions
On September 29, 2016, we agreed to amend our administrative services agreement, or the Administrative Services Agreement, with Scorpio Services Holding Limited, or SSH, and our master agreement, or the Master Agreement, with SCM and SSM under a deed of amendment, or the Deed of Amendment. Pursuant to the terms of the Deed of Amendment, on November 15, 2016, we entered into definitive documentation to memorialize the agreed amendments to the Master Agreement, or the Amended and Restated Master Agreement.
In December 2017, we agreed to amend the Amended and Restated Master Agreement to amend and restate the technical management agreement thereunder subject to bank consents being obtained (where required), which were subsequently obtained. On February 22, 2018, we entered into definitive documentation to memorialize the agreed amendments to the Amended and Restated Master Agreement under a deed of amendment, or the Amendment Agreement. The Amended and Restated Master Agreement as amended by the Amendment Agreement, or the Revised Master Agreement, is effective as from January 1, 2018.
Pursuant to the Revised Master Agreement, the fixed annual technical management fee was reduced from $250,000 per vessel to $175,000 per vessel, and certain services previously provided as part of the fixed fee are now itemized.  The aggregate cost, including the costs that are now itemized, for the services provided under the technical management agreement, are not expected to materially differ from the annual technical management fee charged prior to the amendment.
Transactions with entities controlled by the Lolli-Ghetti family (herein referred to as related party affiliates) in the consolidated statement of income or loss and balance sheet are as follows:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Pool revenue(1)
Scorpio MR Pool Limited	$217,141	$248,974	$315,925
Scorpio LR2 Pool Limited	136,514	156,503	208,132
Scorpio Handymax Tanker Pool Limited	78,510	73,683	138,736
Scorpio LR1 Tanker Pool Limited	13,895	—	—
Scorpio Panamax Tanker Pool Limited	1,515	5,843	34,613
Scorpio Aframax Tanker Pool Limited	1,170	—	—
Voyage expenses(2)	(1,786)	(1,128)	(2,127)
Vessel operating costs(3)	(22,909)	(19,484)	(18,393)
Administrative expenses(4)	(10,744)	(9,462)	(7,950)

(1)
These transactions relate to revenue earned in the Scorpio Group Pools. The Scorpio Group Pools are related party affiliates. When our vessels are in the Scorpio Group Pools, SCM, the pool manager, charges fees of $300 per vessel per day with respect to our LR1/Panamax and Aframax vessels, $250 per vessel per day with respect to our LR2 vessels, and $325 per vessel per day with respect to each of our Handymax and MR vessels, plus a commission of 1.50% on gross revenue per charter fixture.  These are the same fees that SCM charges other vessels in these pools, including third party owned vessels.

(2)
These transactions represent the expense due to SCM, a related party affiliate, for commissions related to the commercial management services provided by SCM under the commercial management agreement for vessels that are not in one of the Scorpio Group Pools. SCM’s services include securing employment, in the spot market and on time charters, for our vessels. When not in one of the Scorpio Group Pools, each vessel pays (i) flat fees of $250 per day for LR1/Panamax and LR2/Aframax vessels and $300 per day for Handymax and MR vessels and (ii) commissions of 1.25% of their gross revenue.  These expenses are included in voyage expenses in the consolidated statements of income or loss.

(3)
These transactions represent technical management fees charged by SSM, a related party affiliate, which are included in vessel operating costs in the consolidated statements of income or loss. SSM’s services include day-to-day vessel operation, performing general maintenance, monitoring regulatory and classification society compliance, customer vetting procedures, supervising the maintenance and general efficiency of vessels, arranging the hiring of qualified officers and crew, arranging and supervising drydocking and repairs, purchasing supplies, spare parts and new equipment for vessels, appointing supervisors and technical consultants and providing technical support. We believe our technical management fees are at arms-length rates as they are based on contracted rates that were the same as those charged to other vessels managed by SSM at the time the management agreements were entered into. This fee was $685 per vessel per day during the years ended December 31, 2017, 2016 and 2015.

(4)
We have an Amended Administrative Services Agreement with SSH, for the provision of administrative staff and office space, and administrative services, including accounting, legal compliance, financial and information technology services. SSH is a related party affiliate. We reimburse SSH for the reasonable direct or indirect expenses that are incurred on our behalf. SSH also arranges vessel sales and purchases for us. The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group. The expenses incurred under this agreement were as follows, and were recorded in general and administrative expenses in the consolidated statement of income or loss.

•
The expense for the year ended December 31, 2017 of $10.7 million included (i) administrative fees of $9.0 million charged by SSH, (ii) restricted stock amortization of $1.2 million, which relates to the issuance of an aggregate of 1,144,000 shares of restricted stock to SSH employees for no cash consideration in May 2014, September 2014, July 2015, July 2016 and December 2017, and (iii) the reimbursement of expenses of $0.5 million.

•
The expense for the year ended December 31, 2016 of $9.5 million included (i) administrative fees of $7.3 million charged by SSH, (ii) restricted stock amortization of $1.6 million, which relates to the issuance of an aggregate of 795,000 shares of restricted stock to SSH employees for no cash consideration in May 2014, September 2014 and July 2015 and July 2016, and (iii) the reimbursement expenses of $0.6 million.

•
The expense for the year ended December 31, 2015 of $7.9 million included (i) administrative fees of $6.8 million charged by SSH, (ii) restricted stock amortization of $0.9 million, which relates to the issuance of an aggregate of 508,500 shares of restricted stock to SSH employees for no cash consideration in May and September 2014 and July 2015 and (iii) the reimbursement of expenses of $0.2 million.

We had the following balances with related party affiliates, which have been included in the consolidated balance sheets:

	As of December 31,
In thousands of U.S. dollars	2017	2016
Assets:
Accounts receivable (due from the Scorpio Group Pools) (1)	$44,880	$40,680
Accounts receivable and prepaid expenses (SSM) (2)	6,391	4,233
Other assets (pool working capital contributions) (3)	41,401	19,217
Liabilities:
Accounts payable and accrued expenses (SSM)	766	653
Accounts payable and accrued expenses (owed to the Scorpio Group Pools)	462	15
Accounts payable and accrued expenses (SCM)	191	53
Accounts payable and accrued expenses (SSH)	190	90

(1)
Accounts receivable due from the Scorpio Group Pools relate to hire receivables for revenues earned and receivables from working capital contributions. The amounts as of December 31, 2017 and 2016 include $25.7 million and $24.1 million, respectively, of working capital contributions made on behalf of our vessels to the Scorpio Group Pools. Upon entrance into such pools, all vessels are required to make working capital contributions of both cash and bunkers. Additional working capital contributions can be made from time to time based on the operating needs of the pools. These amounts are accounted for and repaid as follows:

•
For vessels in the Scorpio Handymax Tanker Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from the pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

•
For vessels in the Scorpio MR Pool and Scorpio Panamax Tanker Pool, any contributions are repaid, without interest, when such vessel has earned sufficient net revenues to cover the value of such working capital contributed.  Accordingly, we classify such amounts as current (within accounts receivable).

•
For vessels in the Scorpio LR2 Pool, Scorpio Aframax Pool and Scorpio LR1 Pool, the initial contribution amount is repaid, without interest, upon a vessel’s exit from each pool. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned or finance leased vessels we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within other assets on the consolidated balance sheets. For time or bareboat chartered-in vessels we classify the initial contributions as current (within accounts receivable) or non-current (within other assets) according to the expiration of the contract. Any additional working capital contributions are repaid when sufficient net revenues become available to cover such amounts.

(2)	Accounts receivable and prepaid expenses from SSM relate to advances made for vessel operating expenses (such as crew wages) that will either be reimbursed or applied against future costs.
(3)     Represents the non-current portion of working capital receivables as described above.
Prior to September 29, 2016, we paid SSH a fee for arranging vessel purchases and sales, on our behalf, equal to 1% of the gross purchase or sale price, payable upon the consummation of any such purchase or sale. This fee was eliminated for all vessel purchase or sale agreements entered into after September 29, 2016. These fees are capitalized as part of the carrying value of the related vessel for a vessel purchase and are included as part of the gain or loss on sale for a vessel disposal.

•
During the year ended December 31, 2017, we paid SSH an aggregate fee of $2.2 million in connection with the purchase and delivery of STI Galata, STI Bosphorus, STI Leblon, STI La Boca, STI San Telmo and STI Donald C. Trauscht. The agreements to acquire the aforementioned vessels were entered into prior to the September 29, 2016 amendments to the Master Agreement and Administrative Service Agreement. Additionally, we paid SCM an aggregate termination fee of $0.2 million that was due under the commercial management agreements and we paid SSM an aggregate termination fee of $0.2 million that was due under technical management agreements as a result of the sales of STI Emerald and STI Sapphire which have been recorded within net loss on sales of vessels within the consolidated statement of income or loss.

•
During the year ended December 31, 2016, we paid SSH an aggregate fee of $1.7 million in connection with the sales of STI Lexington, STI Mythos, STI Chelsea, STI Powai, and STI Olivia and a fee of $0.6 million for the purchase and delivery of STI Lombard. Additionally, we paid SCM an aggregate termination fee of $2.7 million that was due under the commercial management agreements and we paid SSM an aggregate termination fee of $2.5 million that was due under the technical management agreements as a result of the aforementioned vessel sales. The agreements to sell and acquire the aforementioned vessels were entered into prior to the September 29, 2016 amendments to the Master Agreement and Administrative Service Agreement. The aggregate fees paid to SCM, SSH and SSM as they relate to the aforementioned vessel sales, are recorded within net loss on sales of vessels within the consolidated statement of income or loss.

•
During the year ended December 31, 2015, we paid SSH an aggregate fee of $12.6 million in connection with the purchase and delivery of 29 vessels and the sales of four vessels. Additionally, as a result of the sale of STI Highlander in 2015, we paid a $0.5 million termination fee due under the vessel's commercial management agreement with SCM and a $0.5 million termination fee due under the vessel's technical management agreement with SSM. The aggregate fees paid to SCM, SSH and SSM as they relate to the aforementioned vessel sales are recorded within net loss on sales of vessels within the consolidated statement of income or loss.

In 2011, we entered into an agreement to reimburse costs to SSM as part of its supervision agreement for newbuilding vessels. There were no costs incurred under this agreement during the years ended December 31, 2017, 2016 and 2015. We also have an agreement with SSM to supervise the eight MR product tankers that were under construction at HMD and delivered throughout 2017 and in January 2018. We paid SSM $0.7 million under this agreement during the year ended December 31, 2017.
 Key management remuneration
The table below shows key management remuneration for the years ended December 31, 2017, 2016 and 2015:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Short-term employee benefits (salaries)	$6,614	$8,786	$15,601
Share-based compensation (1)	19,113	25,575	26,911
Total	$25,727	$34,361	$42,512

(1)	Represents the amortization of restricted stock issued under our equity incentive plans as described in Note 16.
For the purpose of the table above, key management are those persons who have authority and responsibility for making strategic decisions, and managing operating, financial and legal activities.
There are no post-employment benefits.